Summary of Significant Accounting Policies - Schedule of Foreign Currency Exchange Rates (Details)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Period End RMB Exchange Rate [Member]
Foreign currency exchange rate	6.1934%	6.1091%	6.1619%	6.1829%
Average RMB Exchange Rate [Member]
Foreign currency exchange rate	6.2715%	6.1358%	6.1158%	6.139%
Period End HK Exchange Rate [Member]
Foreign currency exchange rate	7.761%	7.7542%	7.757%	7.7676%
Average HK Exchange Rate [Member]
Foreign currency exchange rate	7.7672%	7.7553%	7.759%	7.7666%